Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Common Share Capital - Class A	Common Share Capital - Class B	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital	Share Subscription in Progress	Accumulated Deficit	Accumulated Other Comprehensive Income/(Loss)	Total Stockholders' Equity	Noncontrolling Interests	Total
As at December 31, 2020 at Dec. 31, 2019		$ 400	$ 1,475	$ 1,875	$ (1,288)	$ 212,036	$ 6	$ (189,161)	$ (1,453)	$ 22,015	$ (1,571)	$ 20,444
Beginning balance, shares at Dec. 31, 2019		40,021,988	28,824,086
Common stock issued1		$ 0	$ 448	448	0	0	0	0	0	448	0	448
Common stock issued, shares	[1]		8,261,363
Options exercised1		0	$ 126	126	0	0	0	0	0	126	0	126
Options exercised, shares	[1]		2,537,240
Stock-based compensation		0	$ 0	0	0	393	(5)	0	0	388	0	388
Changes in treasury shares		0	$ 441	441	(439)	0	0	0	0	2	0	2
Changes in treasury shares, shares			8,000,000
Yorkville SEDA		0	$ 0	0	1,252	(228)	0	0	0	1,024	0	1,024
Crede convertible loan		0	0	0	517	2,007	0	0	0	2,524	0	2,524
LSI convertible loan		0	0	0	20	1,242	0	0	0	1,262	0	1,262
Nice & Green loan		0	0	0	106	8,749	0	0	0	8,855	0	8,855
GTO Facility		0	0	0	23	593	0	0	0	616	0	616
Change in Ownership in WISeKey SA		0	0	0	0	(29)	0	0	(5)	(34)	71	37
Share buyback program		0	0	0	(696)	0	0	0	0	(696)	0	(696)
Net loss		0	0	0	0	0	0	(28,659)	0	(28,659)	(248)	(28,907)
Other comprehensive income / (loss)		0	0	0	0	0	0	0	8,393	8,398	(95)	8,303
As at December 31, 2021 at Dec. 31, 2020		$ 400	$ 2,490	2,890	(505)	224,763	1	(217,820)	6,940	16,269	(1,843)	14,426
Ending balance, shares at Dec. 31, 2020		40,021,988	47,622,689
Common stock issued1		$ 0	$ 0	0	0	(154)	0	0	0	(154)	0	(154)
Options exercised1		0	$ 2	2	0	2	(1)	0	0	3	0	3
Options exercised, shares	[1]		30,497
Stock-based compensation		0	$ 0	0	0	3,783	0	0	0	3,783	0	3,783
Changes in treasury shares		0	$ 1,528	1,528	(1,528)	0	0	0	0	0	0	0
Changes in treasury shares, shares			28,386,037
Yorkville SEDA		0	$ 0	0	250	160	0	0	0	410	0	410
Crede convertible loan		0	174	174	56	3,512	0	0	0	3,742	0	3,742
GTO Facility		0	491	491	259	14,620	0	0	0	15,370	0	15,370
Share buyback program		0	0	0	(266)	0	0	0	0	(266)	0	(266)
Net loss		0	0	0	0	0	0	(20,340)	0	(20,340)	(3,754)	(24,094)
Other comprehensive income / (loss)		0	$ 0	0	0	0	0	0	(5,533)	(5,533)	186	(5,347)
Crede convertible loan, shares			3,058,358
GTO Facility, shares			9,022,473
L1 Facility		0	$ 0	0	645	12,387	0	0	0	13,032	0	13,032
Anson Facility		0	0	0	453	9,126	0	0	0	9,579	0	9,579
Change in Ownership within the Group		0	0	0	0	0	0	0	0	0	(26)	(26)
Acquisition of Arago Group		0	0	0	0	0	0	0	0	0	10,921	10,921
As at December 31, 2021 at Dec. 31, 2021		$ 400	$ 4,685	$ 5,085	$ (636)	$ 268,199	$ 0	$ (238,160)	$ 1,407	$ 35,895	$ 5,484	$ 41,379
Ending balance, shares at Dec. 31, 2021		40,021,988	88,120,054

[1]	The articles of association of the Company had not been fully updated as of December 31, 2021 with the shares issued out of conditional capital.